Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Federal deferred tax assets:
Unearned premiums reserve	$ 515.6	$ 453.3
Investment basis differences	31.3	40.5
Non-deductible accruals	259.9	231.4
Loss and loss adjustment expense reserves	76.5	75.3
Hedges on forecasted transactions	5.1	4.4
Other	8.9	9.6
Federal deferred tax liabilities:
Net unrealized gains on securities	(507.2)	(436.7)
Deferred acquisition costs	(227.9)	(197.4)
Property and equipment	(120.2)	(110.7)
Prepaid expenses	(9.2)	(11.9)
Intangible assets-ARX acquisition	(145.3)	(166.4)
Deferred gain on extinguishment of debt	(1.5)	(2.2)
Other	(7.7)	(7.0)
Net federal deferred tax liability	(121.7)	(117.8)
Net state deferred tax asset	10.4	8.5
Net deferred tax liability	$ (111.3)	$ (109.3)